Income Taxes (Details) - Schedule of increase in income tax expenses and net loss per share amounts - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Increase In Income Tax Expenses And Net Loss Per Share Amounts Abstract
Increase in income tax expenses		¥ 6,807	¥ 3,019	¥ 1,764
Net loss per share-basic	[1]	¥ (67.72)	¥ (463.58)	¥ (150.6)

[1]	The net loss per share basic and diluted are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.